Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share Premium	Equity settled share based payment	Retained (deficit)	Total
Balance at Jun. 30, 2021	$ 310,000	$ 7,290,000		$ (2,307,338)	$ 5,292,662
Equity settled share based payment			703,326		703,326
Total comprehensive (loss)				(1,841,207)	(1,841,207)
Balance at Dec. 31, 2021	310,000	7,290,000	703,326	(4,148,545)	4,154,781
Balance at Jun. 30, 2022	310,000	7,290,000	838,576	(6,834,243)	1,604,333
Issue of share capital (Moolec shares)	15,000	8,055,000			8,070,000
Issue of share capital (SAFE shares)	2,623	3,170,723			3,173,346
Issue of share capital (LightJump shares)	33,639	39,610,630			39,644,268
Issue of share capital (Backstop shares)	12,017	7,999,023			8,011,040
Equity settled share based payment	2,326	361,689	(286,735)		77,280
Total comprehensive (loss)				(48,682,274)	(48,682,274)
Balance at Dec. 31, 2022	$ 375,605	$ 66,487,065	$ 551,841	$ (55,516,517)	$ 11,897,994